CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Common Class A [Member]	Common Class B [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Parent [Member]	Noncontrolling Interest [Member]
Balance at Feb. 28, 2013	$ 191,445,279	$ 68,314	$ 87,806	$ 86,016,387	$ 12,291,341	$ 86,430,705	$ 6,550,726	$ 191,445,279	$ 0
Balance (in shares) at Feb. 28, 2013		68,314,150	87,806,000
Conversion of Class B common shares to Class A common shares	0	$ 8,275	$ (8,275)	0	0	0	0	0	0
Conversion of Class B common shares to Class A common shares (in shares)		8,275,000	(8,275,000)
Net income	60,605,772	$ 0	$ 0	0	0	60,605,772	0	60,605,772	0
Provision for statutory reserve	0	0	0	0	2,724,483	(2,724,483)	0	0	0
Issuance of common shares in connection with vesting of non-vested shares	(1,695,626)	$ 1,615	$ 0	(1,697,241)	0	0	0	(1,695,626)	0
Issuance of common shares in connection with vesting of non-vested shares (in shares)		1,614,996	0
Share-based compensation	8,345,290	$ 0	$ 0	8,345,290	0	0	0	8,345,290	0
Foreign currency translation adjustment	1,315,561	0	0	0	0	0	1,315,561	1,315,561	0
Net unrealized gains on available-for-sale investments, net of tax effect	19,844	0	0	0	0	0	19,844	19,844	0
Transfer to statements of operations of realized gains on available for sale securities, net of tax effect of $13,239	(39,719)	0	0	0	0	0	(39,719)	(39,719)	0
Balance at Feb. 28, 2014	259,996,401	$ 78,204	$ 79,531	92,664,436	15,015,824	144,311,994	7,846,412	259,996,401	0
Balance (in shares) at Feb. 28, 2014		78,204,146	79,531,000
Conversion of Class B common shares to Class A common shares	0	$ 8,075	$ (8,075)	0	0	0	0	0	0
Conversion of Class B common shares to Class A common shares (in shares)		8,075,000	(8,075,000)
Net income	67,144,021	$ 0	$ 0	0	0	67,156,575	0	67,156,575	(12,554)
Provision for statutory reserve	0	0	0	0	3,945,803	(3,945,803)	0	0	0
Issuance of common shares in connection with vesting of non-vested shares	(5,738,613)	$ 2,093	$ 0	(5,740,706)	0	0	0	(5,738,613)	0
Issuance of common shares in connection with vesting of non-vested shares (in shares)		2,092,730	0
Share-based compensation	18,441,076	$ 0	$ 0	18,441,076	0	0	0	18,441,076	0
Foreign currency translation adjustment	(5,027,486)	0	0	0	0	0	(5,026,464)	(5,026,464)	(1,022)
Cost of Capped Call Transactions	(22,885,000)	0	0	(22,885,000)	0	0	0	(22,885,000)	0
Net unrealized gains on available-for-sale investments, net of tax effect	1,348,600	0	0	0	0	0	1,348,600	1,348,600	0
Transfer to statements of operations of realized gains on available for sale securities, net of tax effect of $13,239	0
Addition of noncontrolling interest in connection with business acquisitions	291,817	0	0	0	0	0	0	0	291,817
Balance at Feb. 28, 2015	313,570,816	$ 88,372	$ 71,456	82,479,806	18,961,627	207,522,766	4,168,548	313,292,575	278,241
Balance (in shares) at Feb. 28, 2015		88,371,876	71,456,000
Conversion of Class B common shares to Class A common shares (in shares)		0
Net income	102,756,200	$ 0	$ 0	0	0	102,878,518	0	102,878,518	(122,318)
Provision for statutory reserve	0	0	0	0	4,020,273	(4,020,273)	0	0	0
Issuance of common shares in connection with vesting of non-vested shares	(9,436,440)	$ 1,420	$ 0	(9,437,860)	0	0	0	(9,436,440)	0
Issuance of common shares in connection with vesting of non-vested shares (in shares)		1,419,484	0
Share-based compensation	25,847,497	$ 0	$ 0	25,847,497	0	0	0	25,847,497	0
Exercise of share options	645,989	$ 40		645,949	0	0	0	645,989	0
Exercise of share options (in shares)		40,136
Foreign currency translation adjustment	(15,692,855)	$ 0	0	0	0	0	(15,695,031)	(15,695,031)	2,176
Net unrealized gains on available-for-sale investments, net of tax effect	10,576,836	0	0	0	0	0	10,576,836	10,576,836	0
Transfer to statements of operations of realized gains on available for sale securities, net of tax effect of $13,239	0
Issuance of common shares in connection with a business acquisition	8,869,959	$ 478	$ 0	8,869,481	0	0	0	8,869,959	0
Issuance of common shares in connection with a business acquisition (in shares)		478,036	0
Addition of noncontrolling interest in connection with business acquisitions	3,599,485	$ 0	$ 0	0	0	0	0	0	3,599,485
Balance at Feb. 29, 2016	$ 440,737,487	$ 90,310	$ 71,456	$ 108,404,873	$ 22,981,900	$ 306,381,011	$ (949,647)	$ 436,979,903	$ 3,757,584
Balance (in shares) at Feb. 29, 2016		90,309,532	71,456,000